Expense Example (dei_DocumentInformationDocumentAxis, (Delaware Tax-Free Pennsylvania Fund), USD $)	0 Months Ended
Jun. 28, 2013
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 536
Expense Example, with Redemption, 3 Years	739
Expense Example, with Redemption, 5 Years	958
Expense Example, with Redemption, 10 Years	1,589
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	567
Expense Example, with Redemption, 3 Years	753
Expense Example, with Redemption, 5 Years	1,063
Expense Example, with Redemption, 10 Years	1,805
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	267
Expense Example, with Redemption, 3 Years	528
Expense Example, with Redemption, 5 Years	913
Expense Example, with Redemption, 10 Years	$ 1,994